Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
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Accounts Receivable, Net
15.	ACCOUNTS RECEIVABLE, NET

As at,	December 31, 2025	December 31, 2024

The carrying amount of:

Trade accounts receivable	$172.4	$222.5

Allowance for doubtful accounts	(9.0)	(8.8)

Governmental loan claims receivable

Federal Ministry of Industry, Strategic Innovation Fund (“Federal SIF”) Agreement	20.0	6.7

Northern Industrial Electricity Rate program rebate receivable	2.6	2.6

Other accounts receivable	6.7	4.6

	$192.7	$227.6

Allowance for doubtful accounts

Balance at March 31, 2024	$(3.1)
Adjustment to expected credit loss	(5.7)

Balance at December 31, 2024	$(8.8)
Adjustment to expected credit loss	(0.2)

Balance at December 31, 2025	$(9.0)